PROPERTY, PLANT AND MINE DEVELOPMENT - Geographic Information (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment	$ 22,850,540	$ 21,466,499	$ 21,221,905
Canada
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment	19,533,387	18,165,400
Australia
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment	1,208,660	1,169,784
Finland
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment	1,362,875	1,409,724
Sweden
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment	13,812	13,812
Mexico
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment	726,432	702,120
United states
PROPERTY, PLANT AND MINE DEVELOPMENT
Property, plant and equipment	$ 5,374	$ 5,659